Contingent Liabilities and Commitments - Future Minimum Annual Rentals Under Noncancelable Operating Leases (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 28
2017	23
2018	12
2019	7
2020	7
Thereafter	9
Total	$ 86